Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstarct]
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation and use of estimates

The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) which include the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries. These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. Actual results may differ from those estimates. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, valuation allowance for deferred tax assets, incremental borrowing rate, allowance for credit losses, impairment of right-of-use (“ROU”) assets, other long-lived assets and long-term investments, and valuation of the Group’s warrant liabilities. Actual results may differ materially from those estimates.

b.	Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business is dependent on, among other things, the Group’s ability to generate sufficient cash flows from operations, and the Group’s ability to arrange adequate financing arrangements.

The Group has incurred recurring operating losses since its inception, including net losses of RMB22.6 million and RMB56.4 million for the year ended December 31, 2023 and the six months ended June 30, 2024, respectively. Accumulated deficit was RMB4,591.0 million as of June 30, 2024. As of June 30, 2024, the Company had cash and cash equivalents of RMB60.4 million and working capital deficit (defined as total current assets deducted by total current liabilities) of RMB135.9 million. The COVID-19 pandemic negatively impacted the Group’s business operations and caused loss of the Group’s business, closure and disposal of unprofitable spaces in operation during the year 2023 and in the first half of 2024. These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan which includes continued business transition from asset-heavy model to asset-light model in order to improve the profitability, continued exploration of new business opportunities that have synergies with the Company’s core business, controlling operating costs and optimizing operational efficiency to improve the Group’s cash flow from operations. The Group also plans to raise additional capital, including among others, obtaining debt and equity financing, to support its future operation.

The Group continues to explore opportunities to grow its business. However, it has not yet achieved a business scale that is able to generate a sufficient level of revenues to achieve net profit and positive cash flows from operating activities, and the Group expects the operating losses and negative cash flows from operations will continue for the foreseeable future. If it is unable to grow the business to achieve economies of scale in the future, it will become even more difficult for the Group to sustain a sufficient source of cash to cover its operating costs. There can be no assurance, however, that the Group will be able to obtain additional financing on terms acceptable to the Group, in a timely manner, or at all. In the event that financing sources are not available, or that the Group is unsuccessful in increasing its gross profit margin, push collection of long term receivables and reducing operating losses, the Group may be unable to implement its current plans for expansion, repay debt obligations or respond to competitive pressures, any of which would have a material adverse effect on the Group’s business, financial condition and results of operations and would materially adversely affect its ability to continue as a going concern.

The Group’s condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainties.

c.	Impairment of ROU assets and other long-lived assets

The Group reviews its ROU assets and other long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Factors the Group considers to be important which could trigger an impairment review primarily includes (a) Significant underperformance relative to projected operating results; (b) Significant changes in the overall business strategy; (c) Significant adverse changes in legal or business environment and (d) Significant competition, unfavorable industry trend, or economic outlook. When these events occur, the Group measures impairment by comparing the carrying value of the ROU assets and property and equipment to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposal. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on excess of carrying value over the fair value of the assets. The Company measured the fair value of impaired space by using discounted cash flow model. The estimates used in projected future cash flows include rental charges and occupancy rate. The gross yield rate is used as the discount rate.

The Group reviews its other non-current assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Factors the Group considers to be important which could trigger an impairment review primarily includes (a) Significant adverse changes in legal or business environment and (b) significant competition, unfavorable industry trend, or economic outlook. When these events occur, the Group measures impairment by comparing the carrying value of the non-current assets to the estimated collection of receivables.

The Group recorded nil and RMB563 impairment losses on its ROU assets, nil and nil impairment losses on its property and equipment, nil and nil impairment losses on its intangible assets, RMB25,825 and nil impairment losses on its other non-current assets during the six months ended June 30, 2023 and 2024, respectively.

d.	Convenience translation

The Group’s business is primarily conducted in China and substantially all of the revenues are denominated in Renminbi (“RMB”). However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ equity and cash flows from RMB into US dollars as of and for the six months ended June 30, 2024 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB7.2672 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on June 28, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on June 30, 2024, or at any other rate.

e.	Allowance for credit losses

On January 1, 2023, the Group adopted ASC 326, Credit Losses (“ASC 326”) which replaced previously issued guidance regarding the impairment of financial instruments with an expected loss methodology that will result in more timely recognition of credit losses. The Group used a modified retrospective approach and did not restate the comparable prior periods, which resulted in RMB6,223 credit losses for accounts receivable and RMB85 credit losses for prepayment and other current assets recorded in the opening balance of accumulated deficit, a cumulative effect to increase the opening balance of accumulated deficit on January 1, 2023 by RMB6,308.

Upon adoption of ASC 326, the Group maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to assets such as accounts receivable, prepayments and other current assets and due from related parties which are not under common control, etc., and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of operations. The Group assesses collectability by reviewing receivables on a collective basis where similar characteristics exist, primarily based on size, nature and on an individual basis when we identify specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the receivable balances, credit quality of the Group’s customer or vendor based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Bad debts are written off as incurred. The Group generally does not require collateral from its customers.

f.	Long-term investments

The Group’s long-term investments include equity securities without readily determinable fair values and equity method investments.

Equity securities without readily determinable fair values

For equity securities without readily determinable fair value, the Group elected to use the measurement alternative to measure those investments at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. The adoption did not have a material impact on the Group’s consolidated financial position or results of operations, in accordance with ASC Topic 321, Investments—Equity Securities.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC Topic 820—Fair Value Measurement (“ASC 820”). If the fair value is less than the investment’s carrying value, the Group would recognize an impairment loss in the consolidated statements of operations.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into accumulated deficit and accordingly adjusts the carrying amount of the investment. The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that any other-than-temporary impairment (“OTTI”) has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investment.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Nonmonetary transactions

The Group engages in nonmonetary exchanges of equity interest of certain long-term investments. The transaction price of the nonmonetary consideration is based on the fair values of the assets involved. The cost of equity interest acquired in exchange is initially measured at the fair value of the assets the Group surrendered to obtain them.

g.	Convertible bond and detachable warrants

The Group issued convertible bond with detachable warrants in January 2022. The Group has evaluated that the convertible bond with detachable warrants is a bundle of freestanding financial instruments and should be separately accounted. With respect to the convertible bond, the Group has evaluated whether the conversion feature of the bond is considered an embedded derivative instrument subject to bifurcation in accordance with ASC 815 —Accounting for Derivative Instruments and Hedging Activities (“ASC 815”). Based on the Group’s evaluation, the conversion feature is not considered to be bifurcated because the conversion feature is either clearly and closely related to the Convertible Bond or meet the scope exception under ASC 815-10-15. The Group has determined that there was no beneficial conversion feature attributable to the convertible bond, as the adoption of ASU 2020-06 since January 1, 2022.

The Group has evaluated the embedded put option in accordance with ASC815 has had determined the put option meet the definition of a derivative and need to be bifurcated and measured under the fair value as the convertible bond was issued at a substantial discount and is contingently exercisable. The Group classifies put option in its condensed consolidated balance sheets as a liability which is revalued at each balance sheet date subsequent to the initial issuance.

The Group has evaluated the detachable warrants in accordance with ASC 815 has had determined the detachable warrants meet the definition of a derivative and need to be measured under the fair value. The Group classifies warrants in its condensed consolidated balance sheets as a liability which is revalued at each balance sheet date subsequent to the initial issuance.

h.	Lease

The Group made an accounting policy election for all lease related asset classes, to account for the lease and non-lease components as a single lease component. The Group has also made an accounting policy election to exempt leases with an initial term of 12 months or less from being recognized on the balance sheet. Short-term leases are not significant in comparison to the Group’s overall lease portfolio. Payments related to those leases continue to be recognized in the consolidated statement of operations on a straight-line basis over the lease term.

From the Perspective of Lessee

The Group leases properties for its co-working space and other locations. At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes the associated lease expense on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Group enters the leased premises and begins to make improvements in preparation for its intended use.

At the commencement date of a lease, the Group recognizes a lease liability for future fixed lease payments and a ROU asset representing the right to use the underlying asset during the lease term.

The future fixed lease payments are discounted using the incremental borrowing rate as the rate implicit in the lease is not readily determinable. The incremental borrowing rate is estimated on a portfolio basis and incorporating lease term, currency risk, credit risk and an adjustment for collateral.

The Group uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Current maturities and long-term portions of operating lease liabilities are classified as lease liabilities, current and lease liabilities, non-current, respectively, in the consolidated balance sheets.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. Variable lease expenses include rent contingent payments based on percentages of revenue as defined in the lease. It is not included in lease expenses before it incurs or becomes probable.

From the Perspective of Lessor

The Group recognizes workspace membership revenue under ASC 842, and all the lease contracts are operating leases. The Group provides various leasing solutions for its members and generates revenues from monthly rent in the form of membership services fees or office desk rental fee. The workspace memberships enable members to access to office space, use of a shared internet connection, access to certain facilities (kitchen, common areas, etc.), as well as fee-based for the use of conference room. The price of each membership varies, based on the basis of the particular characteristics of the office space occupied by the member, the geographic location of the workspace, and the amount of desk space in the contract. The members do not have options to purchase underlying assets at termination. Renewal of memberships are on a negotiation basis before termination. The majority of the Group’s lease contracts are fixed lease payment contracts. The Group’s variable lease payments consist of certain contracts indexed to future sales revenues of the lessees. Variable membership fees are recognized when incurred. Workspace membership revenue consists primarily of fees from members and is recognized ratably, on a monthly basis, over the lease term, as access to office space is provided. The Group applied practical expedients to choose not to separate lease and non-lease components for all lease related asset classes. The consolidated component is accounted for under ASC842. The lease term for most of the membership services is less than one year. The leases do not have renewal options and penalty is imposed if the lessees early terminate the leases. Workspace membership fees are generally collected in advance each quarter. Members are generally required to provide the Group with a deposit which is normally one-month service fee. Pursuant to the term of membership agreement, the amount of deposit may be applied against the member’s unpaid balance.

The residual value of the Group’s lease assets represents the fair value of the leased assets at the end of the lease terms. The Group relies on industry data, historical experience, independent appraisals and the experience of the management team to value lease residuals.

Operating lease income from fixed payments and variable lease income for the six months ended June 30, 2023 and 2024 were as follows:

	For the six months ended June 30,
	2023	2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating lease income from fixed payments	70,793	39,418
Variable operating lease income	—	—
Total	70,793	39,418

Lease payments receivable for the following five years as of June 30, 2024 were as follows:

RMB
(Unaudited)
For the six months period ending December 31,
2024	35,042
For the year ending December 31,
2025	45,603
2026	20,056
2027	8,236
2028	7,886
Thereafter	66,845
Total	183,668

i.	Revenue recognition

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The primary sources of the Group’s revenues are as follows:

(i)	Workspace membership revenue

As set out in Note 2 “Lease, from the perspective of lessor”, workspace membership revenue is recognized under ASC 842.

(ii)	Marketing and branding services revenue

The Group provides integrated branding services primarily including the tailor-made digital marketing strategy design and placement on different media platforms based on the customer’s needs in respective industries, including the internet, automobile, finance, electronics and consumer goods as the single performance obligation and revenue is recognized over time during the contract period under input method according to the actual placement. The Group also provides online targeted marketing services to provide marketing strategy design and placement on famous advertising platform for the promotion of the customer as the single performance obligation and recognize revenue over time during the contract period under output method according to the agreed settlement statement. The Group is the primary obligator and bearing the service risk of the marketing and branding services, and the Group has the right and ability to direct which media channel to place the advertisement to the customer on the Group’s behalf and has discretion in establishing the price for the service. So, the Group is identified as a principal.

(iii)	Other services revenue

Other services revenue primarily consists of 1) interior design and construction revenue, 2) co-working space management fees, 3) SaaS services, IOT solutions and technical support revenue and 4) charges to members for ancillary services including printing and copying, etc. The Group identified the services as one single performance obligation.

1) Interior design and construction revenue

The Group provides interior design service to customer for agreed location as the single performance obligation and recognizes interior design revenue over time upon the achievement of milestones, which represents the design stages agreed in the contract. The Group provides construction service as the single performance obligation and recognizes revenue using a cost-based input method that recognizes revenue as work is performed based on the relationship between actual costs incurred compared to the total estimated cost of the contract, to determine the Group’s progress towards contract completion and to calculate the corresponding amount of revenue to recognize. The Group has the right and ability to direct which sub-contractors or third-party designers to provide construction or design work for the customers, and the Group is the primary obligator and bearing the service risk of the interior design and construction services. So, the Group is identified as a principal.

2) Co-working space management fees

Co-working space management fees is derived from managing branded co-working space locations for leased property owners as the single performance obligation. The fee generally consists of a monthly base amount plus revenue sharing. The Group primarily charge landlords management fees for branding, consulting and operating services. The Group provide services within the contract term and recognizes revenue over time under output method when service is completed.

3) SaaS services, IOT solutions and technical support revenue

The Group recognizes revenue at a point in time for the SaaS services and IOT solutions revenue as the single performance obligation when service is completed, or devices are delivered to customers. The Group provides technical support services as the single performance obligation and recognizes revenue over time under output method because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed term.

4) Ancillary services revenue

The Group recognizes revenue at a point in time when respective ancillary services including printing and copying services are rendered to members.

Contract liabilities primarily result from the timing difference between the Group’s satisfaction of performance obligation and the customers’ payment. Substantial all marketing and branding revenue, and other services revenue is recognized over time during the six months ended June 30, 2023 and 2024. Balance of contract liabilities were RMB7,637 and RMB7,408 as of December 31, 2023 and June 30, 2024, respectively. Revenue recognized that was included in deferred revenue balance at the beginning of year were RMB5,597 and RMB5,047 during the year ended December 31, 2023 and the six months ended June 30, 2024, respectively.

j.	Warrant liability

In connection with the issuances of ordinary shares, the Group may issue options or warrants to purchase ordinary shares. In certain circumstances, these options or warrants may be classified as liabilities, rather than as equity.

Warrants classified as equity are initially recorded at fair value and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity. Warrants classified as liabilities are initially recorded at fair value with gains and losses arising from changes in fair value recognized in the consolidated statements of operations during the period in which such instruments are outstanding.

k.	Recent accounting pronouncements not yet adopted

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires an enhanced disclosure of significant segment expenses on an annual and interim basis. This guidance will be effective for the annual periods beginning after December 15, 2023, and for interim periods beginning January 1, 2025. Early adoption is permitted. Upon adoption, the guidance should be applied retrospectively to all prior periods presented in the financial statements. The Group is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This guidance will be effective for the annual periods beginning the year ending December 31, 2025. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted. The Group is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statements.